UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 29, 2016

(unaudited)

Principal Amount	Government Agency Debt (84.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
$13,000,000	0.260%, 2/9/2016	$12,999,061
17,723,000	0.244%, 3/15/2016	17,717,588
8,000,000	0.360%, 4/1/2016	7,995,040
15,000,000	0.426%, 4/15/2016[b]	15,000,000
10,000,000	0.619%, 1/25/2017[b]	10,000,000
	Federal Farm Credit Bank
5,000,000	0.450%, 2/3/2016	5,000,133
5,000,000	0.320%, 2/26/2016	5,000,117
15,000,000	0.376%, 3/15/2016[b]	14,999,904
19,520,000	0.492%, 3/31/2016[b]	19,519,897
20,000,000	0.487%, 4/7/2016[b]	19,999,782
25,000,000	0.376%, 4/18/2016[b]	24,999,451
10,000,000	0.398%, 5/6/2016[b]	10,000,492
20,000,000	0.388%, 6/2/2016[b]	19,999,842
4,000,000	0.458%, 6/2/2016[b]	4,000,559
10,000,000	0.409%, 7/13/2016[b]	10,000,122
	Federal Home Loan Bank
50,000,000	0.180%, 2/1/2016	49,999,500
24,156,000	0.250%, 2/2/2016	24,155,497
76,400,000	0.289%, 2/3/2016	76,397,543
18,869,000	0.260%, 2/4/2016	18,868,319
149,660,000	0.245%, 2/5/2016	149,653,881
50,890,000	0.241%, 2/8/2016	50,886,937
38,500,000	0.384%, 2/9/2016[b]	38,500,423
84,100,000	0.258%, 2/10/2016	84,093,362
61,900,000	0.264%, 2/12/2016	61,894,092
8,300,000	0.420%, 2/12/2016	8,300,752
17,000,000	0.230%, 2/16/2016	16,998,154
62,510,000	0.254%, 2/17/2016	62,502,056
10,300,000	0.270%, 2/18/2016	10,298,532
70,286,000	0.298%, 2/19/2016	70,274,346
25,000,000	0.270%, 2/22/2016	24,995,687
75,000,000	0.270%, 2/23/2016	74,986,500
100,000,000	0.274%, 2/24/2016	99,980,990
110,300,000	0.224%, 2/26/2016	110,281,506
13,000,000	0.275%, 2/29/2016	12,997,021
26,110,000	0.258%, 3/1/2016	26,104,202
38,760,000	0.301%, 3/2/2016	38,749,624
19,410,000	0.393%, 3/3/2016[b]	19,409,954
37,000,000	0.150%, 3/7/2016	36,994,049
25,000,000	0.300%, 3/8/2016	24,992,083
25,000,000	0.394%, 3/8/2016[b]	25,000,094
25,000,000	0.320%, 3/9/2016	24,991,333
15,000,000	0.311%, 3/10/2016	14,994,817
33,700,000	0.191%, 3/14/2016	33,692,136
30,000,000	0.320%, 3/18/2016	29,987,200
9,865,000	0.180%, 3/21/2016	9,862,484
25,000,000	0.310%, 3/22/2016	24,988,806
85,000,000	0.308%, 3/23/2016	84,961,501
25,000,000	0.377%, 3/23/2016[b]	25,000,000
20,800,000	0.200%, 3/28/2016	20,793,298
25,000,000	0.396%, 3/28/2016[b]	25,000,000
13,000,000	0.360%, 4/1/2016	12,991,940
22,136,000	0.313%, 4/6/2016	22,123,085
14,290,000	0.344%, 4/8/2016	14,280,592
25,000,000	0.360%, 4/11/2016	24,982,000
100,000,000	0.371%, 4/13/2016	99,923,687
90,000,000	0.378%, 4/15/2016	89,928,117
38,100,000	0.380%, 4/19/2016	38,067,827
70,000,000	0.366%, 4/20/2016	69,942,400
25,000,000	0.381%, 4/20/2016[b]	25,000,016
91,920,000	0.383%, 4/22/2016	91,838,929
25,000,000	0.407%, 4/22/2016[b]	25,000,000
30,000,000	0.390%, 4/27/2016	29,971,400

Principal Amount	Government Agency Debt (84.3%)[a]	Value
$24,520,000	0.241%, 5/12/2016[b]	$24,519,955
20,000,000	0.371%, 5/18/2016[b]	20,000,000
9,330,000	0.285%, 5/20/2016[b]	9,330,000
19,530,000	0.387%, 5/24/2016[b]	19,530,000
19,570,000	0.366%, 5/26/2016[b]	19,569,663
25,000,000	0.377%, 6/23/2016[b]	25,000,000
19,580,000	0.370%, 7/22/2016[b]	19,580,000
38,920,000	0.224%, 8/17/2016[b]	38,915,984
19,560,000	0.371%, 8/17/2016[b]	19,560,000
15,000,000	0.376%, 8/17/2016[b]	15,000,000
15,000,000	0.371%, 8/18/2016[b]	14,999,566
19,520,000	0.387%, 8/25/2016[b]	19,520,000
	Federal Home Loan Mortgage Corporation
14,550,000	0.382%, 8/24/2016[b]	14,550,000
4,530,000	0.393%, 9/2/2016[b]	4,530,000
	Federal National Mortgage Association
6,190,000	0.200%, 2/1/2016	6,189,931
5,655,000	2.000%, 3/10/2016	5,666,200
21,028,000	5.000%, 3/15/2016	21,152,566
15,593,000	0.500%, 3/30/2016	15,597,662
5,578,000	2.375%, 4/11/2016	5,599,763
32,847,000	0.437%, 7/25/2016[b]	32,853,732
10,000,000	0.446%, 8/12/2016[b]	10,003,566
22,021,000	0.446%, 8/15/2016[b]	22,028,097
1,750,000	0.446%, 8/16/2016[b]	1,750,151
19,540,000	0.446%, 8/26/2016[b]	19,549,182
	Overseas Private Investment Corporation
35,000,000	0.330%, 2/3/2016[b]	35,000,000
5,789,474	0.380%, 2/3/2016[b]	5,789,474
32,526,000	0.380%, 2/3/2016[b]	32,526,000
6,000,000	0.330%, 2/5/2016[b]	6,000,000
29,264,957	0.330%, 2/5/2016[b]	29,264,957
5,416,800	0.330%, 2/5/2016[b]	5,416,800
22,005,556	0.330%, 2/5/2016[b]	22,005,556
8,000,000	0.330%, 2/5/2016[b]	8,000,000
12,000,000	0.330%, 2/5/2016[b]	12,000,000
10,000,000	0.330%, 2/5/2016[b]	10,000,000
8,573,733	0.330%, 2/5/2016[b]	8,573,733
6,771,000	0.330%, 2/5/2016[b]	6,771,000
27,658,974	0.330%, 2/5/2016[b]	27,658,974
97,065,000	0.330%, 2/5/2016[b]	97,065,000
20,000,000	0.330%, 2/5/2016[b]	20,000,000
10,000,000	0.330%, 2/5/2016[b]	10,000,000
4,850,000	0.380%, 2/5/2016[b]	4,850,000
13,250,000	0.380%, 2/5/2016[b]	13,250,000
3,000,000	0.380%, 2/5/2016[b]	3,000,000
13,284,262	0.380%, 2/5/2016[b]	13,284,262
6,956,600	0.400%, 2/5/2016[b]	6,956,600
6,956,600	0.400%, 2/5/2016[b]	6,956,600
78,735,000	0.400%, 2/5/2016[b]	78,735,000
4,969,000	0.400%, 2/5/2016[b]	4,969,000
40,000,000	0.400%, 2/5/2016[b]	40,000,000
4,969,000	0.400%, 2/5/2016[b]	4,969,000
2,594,400	0.330%, 2/12/2016[b]	2,594,400
5,000,000	0.610%, 3/17/2016	5,026,612
4,550,000	0.550%, 7/7/2016	4,564,157

	Total	3,183,091,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of January 29, 2016

(unaudited)

Shares	Investment Company (3.4%)	Value
	Morgan Stanley Institutional Liquidity Funds
	0.220%	$127,230,000

	Total	127,230,000

Principal Amount	Other Note (0.3%)[a]	Value
	International Bank for Reconstruction and Development
10,000,000	0.300%, 2/16/2016	9,998,583

	Total	9,998,583

Principal Amount	Treasury Debt (15.2%)[a]	Value
	U.S. Treasury Bills
94,280,000	0.255%, 2/18/2016	94,267,312
50,000,000	0.295%, 2/25/2016	49,989,347
	U.S. Treasury Notes
55,000,000	0.250%, 2/29/2016	55,000,225
50,000,000	2.125%, 2/29/2016	50,070,313
50,000,000	0.375%, 3/15/2016	50,006,155
53,850,000	2.375%, 3/31/2016	54,032,430
100,000,000	0.250%, 4/15/2016	99,984,382
25,000,000	0.375%, 4/30/2016	25,000,000
47,620,000	2.000%, 4/30/2016	47,811,716
44,280,000	5.125%, 5/15/2016	44,893,326
1,465,000	3.250%, 5/31/2016	1,478,911

	Total	572,534,117

	Total Investments (at amortized cost) 103.2%	$3,892,854,503

	Other Assets and Liabilities, Net (3.2)%	(122,221,087)

	Total Net Assets 100.0%	$3,770,633,416

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 29, 2016.

Cost for federal income tax purposes	$3,892,854,503

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 29, 2016, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Government Agency Debt	3,183,091,803	–	3,183,091,803	–
Investment Company	127,230,000	127,230,000	–	–
Other Note	9,998,583	–	9,998,583	–
Treasury Debt	572,534,117	–	572,534,117	–
Total	$3,892,854,503	$127,230,000	$3,765,624,503	$–

There were no significant transfers between Levels during the period ended January 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

NOTES TO SCHEDULE OF INVESTMENTS

as of January 29, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) , the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

3

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 24, 2016	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 24, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: March 24, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer